Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001587982
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 13, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 13, 2023
Prospectus Date	rr_ProspectusDate	Apr. 01, 2022
ACR Multi-Strategy Quality Return (MQR) Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ACR Multi-Strategy Quality Return (MQR) Fund

Class I Shares (Ticker Symbol: MQRIX)

A series of Investment Managers Series Trust II (the “Trust”)

Supplement dated March 13, 2023,

to the Prospectus dated April 1, 2022.

Effective immediately, the “Average Annual Total Returns” table starting on page 8 of the Prospectus is deleted in its entirety and replaced with the following:

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2021
ACR Multi-Strategy Quality Return (MQR) Fund | MSCI ACWI (Gross) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.04%
5 Years	rr_AverageAnnualReturnYear05	14.97%
Since Inception	rr_AverageAnnualReturnSinceInception	11.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
ACR Multi-Strategy Quality Return (MQR) Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.54%
5 Years	rr_AverageAnnualReturnYear05	10.67%
Since Inception	rr_AverageAnnualReturnSinceInception	8.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
ACR Multi-Strategy Quality Return (MQR) Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.29%	[1]
5 Years	rr_AverageAnnualReturnYear05	10.01%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.55%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014	[1]
ACR Multi-Strategy Quality Return (MQR) Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.47%	[1]
5 Years	rr_AverageAnnualReturnYear05	8.29%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014	[1]

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.